October 29, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Mayflower Trust
(File Nos. 033-67852; 811-07978)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and form of proxy card for a Special Meeting of Shareholders (“Meeting”) of ING International Value Fund (“Fund”), a series of ING Mayflower Trust.

At the Meeting, shareholders of the Fund will be asked to vote on: (1) a new sub-advisory agreement between ING Investments, LLC (“ING Investments”), the Fund’s investment adviser, and del Rey Global Investors, LLC, the proposed additional sub-adviser to the Fund; (2) a new investment sub-advisory agreement between ING Investments and each of ING Investment Management Asia/Pacific (Hong Kong) Limited and ING Investment Management Advisors B.V.; and (3) a “Manager-of-Managers” arrangement for the Fund to permit ING Investments, subject to prior approval by the Board, to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Fund’s shareholders.

Should you have any questions, please contact the undersigned at 480-477-2278 or Hoang T. Pham at 202-261-3496.

Very truly yours,

/s/ Christopher C. Okoroegbe
Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

Attachment